Bayer Asset Acquisition - Additional Information (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - Baayer Asset Acquisition [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payments to Acquire Productive Assets	$ 2,000,000.0
Payment Of Asset Acquisition Contingent Consideration	0	$ 0
Asset Acquisition, Contingent Consideration, Liability	0	$ 0
Milestone Payments [Member]
Asset Acquisition, Consideration Transferred, Contingent Consideration	$ 2,000,000.0